Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statement of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2024, 2023 and 2022, the Group filed a consolidated U.S. federal income tax return which included all subsidiaries in which the Group owned greater than 80% of the vote and value. For the years ended December 31, 2024, 2023 and 2022, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Group owned greater than 50% of the vote and value. The remaining subsidiaries file separate U.S. tax returns.
Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2024 $	2023 $	2022 $
For the year ended December 31
Income/(loss) for the year	27,782	(66,628)	(37,065)
Income tax expense/(benefit)	(4,008)	30,525	(55,719)
Income/(loss) before taxes	23,774	(36,103)	(92,783)
Recognized Income Tax Expense/(Benefit):

	2024 $	2023 $	2022 $
For the year ended December 31
Federal - current	35,310	(2,246)	13,065
State - current	13,144	(46)	1,336
Total current income tax expense/(benefit)	48,454	(2,292)	14,401
Federal - deferred	(46,442)	29,294	(48,240)
State - deferred	(6,020)	3,523	(21,880)
Total deferred income tax expense/(benefit)	(52,462)	32,817	(70,120)
Total income tax expense/(benefit), recognized	(4,008)	30,525	(55,719)
The income tax expense/(benefit) was $(4,008), $30,525 and $(55,719) for the tax years ended December 31, 2024, 2023 and 2022, respectively. The income tax benefit recognized in 2024 was primarily attributable to the recognition of a deferred tax asset, generated in 2024 from the sale of the Group’s investment in Akili common stock that was used to offset income generated from the sale of the Group’s investment in Karuna common shares, partially offset with state income tax expense. The income tax expense recognized in 2023 was primarily due to income from the sale of future royalties to Royalty Pharma and the recognition of deferred tax liabilities.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2024		2023		2022
For the year ended December 31	$	%	$	%	$	%
US federal statutory rate	4,994	21.00	(7,573)	21.00	(19,486)	21.00
State taxes, net of federal effect	1,026	4.32	(3,974)	11.01	(8,043)	8.67
Tax credits	(2,517)	(10.59)	(9,167)	25.39	(6,876)	7.41
Stock-based compensation	2,123	8.93	589	(1.63)	788	(0.85)
Finance income/(costs) – fair value accounting	1,640	6.90	(556)	1.54	(28,783)	31.02
Loss with respect to associate for which no deferred tax asset is recognized	210	0.88	249	(0.69)	1,413	(1.52)
Revaluation of deferred due to rate change	(3,419)	(14.38)	—	—	(8,856)	9.54
Nondeductible compensation	1,534	6.45	872	(2.42)	300	(0.32)
Recognition of deferred tax assets and tax benefits not previously recognized	(12,396)	(52.14)	(433)	1.20	(184)	0.20
Unrecognized deferred tax asset	—	—	83,984	(232.63)	17,287	(18.63)
Deconsolidation of subsidiary	3,863	16.25	(17,506)	48.49	(3,572)	3.85
Cancellation of Debt Income	(987)	(4.15)	—	—	—	—
Other	755	3.16	1,321	(3.65)	293	(0.32)
Worthless stock deduction	(833)	(3.50)	(17,281)	47.87	—	—
	(4,008)	(16.86)	30,525	(84.52)	(55,719)	60.05
The Group is also subject to taxation in the UK, but to date, no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2024 $	2023 $
For the year ended December 31
Operating tax losses	2,621	3,849
Tax credits	238	2,425
Share-based payments	6,206	5,210
Capitalized research & development expenditures	48,904	39,422
Lease liability	4,851	5,133
Sale of future royalties	42,406	35,920
Other temporary differences	—	1,770
Deferred tax assets	105,226	93,729
Investments held at fair value	(23,565)	(53,411)
Right of use assets	(2,143)	(2,330)
Property and equipment, net	(1,235)	(1,637)
Investment in associates	(637)	(755)
Other temporary differences	(1,900)	—
Deferred tax liabilities	(29,480)	(58,133)
Deferred tax assets (liabilities), net	75,746	35,596
Deferred tax liabilities, net, recognized	—	(52,462)
Deferred tax assets (liabilities), net, not recognized	75,746	88,058
As of December 31, 2024, the Group does not have sufficient taxable temporary differences, has a history of losses and does not believe it is probable future profits will be available to support the recognition of its deferred tax assets. The unrecognized deferred tax assets of $75,746 are primarily related to capitalized research & development expenditures and deferred tax asset related to the sale of future royalties to Royalty Pharma.
Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2024 $		2023 $
For the year ended December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	274,227	72,887	353,323	83,741
Tax losses	7,815	2,621	13,681	3,849
Tax credits	238	238	468	468
Total	282,280	75,746	367,472	88,058
Tax Losses and Tax Credits Carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

Balance as of December 31	2024 $		2023 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	1,537	416	4,741	1,284
More than 10 years	3,285	729	6,635	1,455
Available Indefinitely	2,993	1,476	2,305	1,110
Total	7,815	2,621	13,681	3,849
Tax credits expiring:
Within 10 years	44	44	43	43
More than 10 years	194	194	425	425
Available indefinitely	—	—	—	—
Total	238	238	468	468
The Group had U.S. federal net operating losses carry forwards (“NOLs”) of $7,815, $13,681 and $219,466 as of December 31, 2024, 2023 and 2022, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $2,993 which is not subject to expiration, and can be utilized up to 80% of annual taxable income. The Group had U.S. federal research and development tax credits of approximately $238, $1,396 and $4,500 as of December 31, 2024, 2023 and 2022, respectively, which are available to offset future taxes that expire at various dates through 2037. The Group also had Federal Orphan Drug credits of approximately $0 and $930 as of December 31, 2024, and 2023. A portion of these federal NOLs and credits can only be used to offset the profits from the Group’s subsidiaries who file separate federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Group had state net operating losses carry forwards (“NOLs”) of approximately $125,322, $111,446 and $71,700 for the years ended December 31, 2024, 2023 and 2022, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. The Group had Massachusetts research and development tax credits of approximately $0, $98 and $600 for the years ended December 31, 2024, 2023 and 2022, respectively. These NOLs and credits are subject to review and possible adjustment by state taxing authority.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Group has performed a Section 382 analysis through December 31, 2024. The results of this analysis concluded that certain net operating losses were subject to limitation under Section 382 of the Internal Revenue Code. None of the Group’s net operating losses, which are subject to a Section 382 limitation, has been recognized in the financial statements.
Tax Balances
The tax related balances presented in the Statement of Financial Position are as follows:

For the year ended December 31	2024 $	2023 $
Income tax receivable – current	—	11,746
Income tax payable – current	(75)	—
Uncertain Tax Positions
The Group has no uncertain tax positions as of December 31, 2024. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.